Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets

	December 31, 2016	December 31, 2015
Prepaid voyage and operating costs	$8,352	$8,700
Claims receivable	9,822	11,078
Prepaid other taxes	4,279	3,664
Advances for working capital purposes	4,486	—
Other	1,957	700
Total prepaid expenses and other current assets	$28,896	$24,142